Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	5 Months Ended	12 Months Ended
	Apr. 03, 2025	Jun. 30, 2025	Aug. 31, 2025	Aug. 31, 2025
C000251293
Account Value [Line Items]
Line Graph and Table Measure Name				Long Pond Real Estate Select ETF
Accumulated Value	$ 10,000	$ 10,717	$ 11,294
MSCI US REIT Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI US REIT Index
Accumulated Value	10,000	10,215	10,575
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 11,536	$ 12,034